Revenue, Other Income and Gains - Other Income and Gains (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income and gains
Foreign currency exchange gain, net	$ 66,000	$ 250,000	$ 7,237,000
Government grants (note 23)	3,072,000	1,682,000	361,000
Finance income	2,930,000	4,581,000	6,214,000
Fair value gains on financial assets at fair value change through profit or loss	47,000	474,000	89,000
Rental income	4,000	138,000
Other income and gains	$ 6,119,000	$ 7,125,000	$ 13,901,000